ACQUISITIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS

NOTE 3 - ACQUISITIONS

A.	On August 19, 2020, the Company entered into share purchase agreement with certain shareholders of Ocean, an Israeli corporation that provides mutual funds investment management services for several mutual funds, under which upon consummation of certain conditions the Company will purchase 7.5% of the outstanding and issued shares of Ocean for total cash consideration of NIS 300 (approximately $87) (the “Cash Consideration”).

The Company consummated the aforesaid acquisition at August 19, 2020 (the “Closing Date”).

B.	On September 7, 2020, the Company entered into a share exchange agreement (the “Share Exchange Agreement”) by and among Ocean Yetsira, Ocean, and certain shareholders of Ocean (“Ocean Shareholders”), under which upon consummation of certain conditions the Company will purchase the remaining 92.5% of the shares of Ocean for a total equity consideration which represents 35.4% of the issued share capital of the Company on a fully diluted basis as of the Closing Date (as defined below) (the “Equity Consideration”), which comprised of the following:

1.	1,254,498 shares of common stock of the Company;

2.	1,254,498 warrants to purchase the same number of shares of common stock of the Company (the “Warrants”). The Warrants are convertible into shares of Common Stock over a period of three-years at an exercise price of $1.00 per share, with the price per share subject to standard anti-dilution adjustments.

The Company consummated the aforesaid acquisition at September 28, 2020 (the “Closing Date”).

In addition, the Company incurred acquisition related costs totaling $32 thousands, which are included in other expenses. Acquisition related costs include banking, legal and accounting fees, as well as other external costs directly related to the acquisition.

The acquisition implements the Company’s vision of becoming a leading investment company in Israel and delivering high quality management and value to its clients and shareholders. By combining the two businesses, the Company will be able to expand its variety of mutual funds and more than double its AUM. Moreover, Ocean has a large base of privet clients with high degree of customer loyalty which can be used as a platform to enlarge the Company’s privet client’s portfolio management business.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 3 - ACQUISITIONS (CONT.)

B. (Continued)

Furthermore, the acquisition brought a more diversified ability to the Company’s investment managers team and additional experience of the marketing capabilities that can be used to advance the Company forward.

Under business combination accounting principles, the total purchase price which including the Cash Consideration and Equity Consideration, was allocated to Ocean’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill. The goodwill is attributable primarily to the strategic opportunities aforementioned. The related goodwill and intangible assets are not deductible for tax purposes.

The allocation of the purchase price to assets acquired and liabilities assumed is as follows:

Cash	$100
Bank deposit	12
Prepaid expenses and other current assets	50
Property and equipment	33
Accrued expenses and other current liabilities	(13)
Deferred income taxes	(84)
Intangible asset - Customer relationships (*)	363
Goodwill	583

Total purchase price (**)	$1,044

(*)	The fair value of the customer relationships asset associated with Ocean acquisition amounted to $363 was based on market participant approach to valuation, performed internally by the management using estimates and assumptions. The customer relationships represent the existing relationships and agreements of Ocean with private portfolio clients.

(**)	The fair value of the purchase price is comprised from Cash Consideration that was paid in total amount of $87 (see Note 3A) and Equity Consideration in form of issuance of shares of units consists of Common Stock and warrants in total consideration of $957 which was determined internally by the management as certain percentage of the Company’s managing assets.

The consolidated results of operations for the year ended December 31, 2020 include revenues and expenses related to Ocean business for the fourth quarter of 2020.

CREATIONS INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars in thousands)

NOTE 3 - ACQUISITIONS (CONT.)

C.	In connection with the Share Exchange Agreement as noted in Note 3B, on September 7, 2020, the Company and its current Chief Executive Officer and Chairman and majority shareholder, and the Ocean Shareholders, entered into a shareholder agreement (the “Shareholder Agreement”), under which certain minority rights and protections (including representation on the Company’s Board of Directors) to Ocean Shareholders.